As filed with the Securities and Exchange Commission on June 26, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22732

HORIZONS ETF TRUST I
(Exact name of registrant as specified in charter)

c/o Horizons ETFs Management (US) LLC

625 Madison Avenue, 3rd Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Garrett Paolella

President/Chief Executive Officer

c/o Horizons ETFs Management (US) LLC

625 Madison Avenue, 3rd Floor

New York, New York 10022
(Name and address of agent for service)

(212) 205-8300

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Report to Stockholders.

Semi-Annual Report (Unaudited)

April 30, 2017

Horizons ETF Trust I

Horizons ETF Trust I, formerly known as Recon Capital Series Trust (the “Trust”), was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of four investment portfolios. These financial statements relate to the Horizons NASDAQ 100 Covered Call ETF (“QYLD”), Horizons DAX Germany ETF (“DAX”), BullMark LatAm Select Leaders ETF (“BMLA”) and Horizons USA Managed Risk ETF (“USMR”) (each a “Fund” and collectively, the “Funds”). The Horizons NASDAQ 100 Covered Call ETF, Horizons DAX Germany ETF, and BullMark LatAm Select Leaders ETF all trade on the NASDAQ Stock Exchange while the Horizons USA Managed Risk ETF trades on the New York Stock Exchange.

NASDAQ 100® is a registered trademark of The NASDAQ Stock Market, Inc. and has been licensed for use by Horizons ETFs Management (US) LLC and QYLD. The Fund is not sponsored, endorsed, issued, sold or promoted by NASDAQ, nor does this company make any representation regarding the advisability of investing in the Fund.

DAX® is a registered trademark of Deutsche Börse AG and has been licensed for use by Horizons ETFs Management (US) LLC and DAX. The Fund is not sponsored, endorsed, issued, sold or promoted by Deutsche Börse AG, nor does this company make any representation regarding the advisability of investing in the Fund.

BullMark Financial Group has licensed the right to use “BullMark” to Horizons ETFs Management (US) LLC, the Fund's investment adviser, which is in turn sub-licensed this right to BMLA. BullMark Financial Group does not provide investment advisory services to the Fund.

The STOXX® USA 900 Minimum Variance Unconstrained (USD) Index is the intellectual property (including registered trademarks) of STOXX limited and/or its licensors (“Licensors”), which is under license. STOXX® and the Licensors have no relationship to Horizons ETFs Management (US) LLC, other than the licensing of the underlying index and the related trademarks for use in connection with the Fund.

It was announced on February 1, 2017, that Horizons ETFs Management (USA) LLC (“Horizons USA”) completed its acquisition of Recon Capital Advisors, LLC, the investment adviser of the Funds. Under the terms of the acquisition, the Funds became part of Horizons USA’s ETF platform and changed their names. On February 28, 2017, the Recon Capital Series Trust was renamed Horizons ETF Trust I and the Funds were renamed as follows:

Ticker	Prior Name	New Name	Exchange
QYLD	Recon Capital NASDAQ 100 Covered Call ETF	Horizons NASDAQ 100 Covered Call ETF	NASDAQ
DAX	Recon Capital DAX Germany ETF	Horizons DAX Germany ETF	NASDAQ
BMLA	BullMark LatAm Select Leaders ETF	BullMark LatAm Select Leaders ETF	NASDAQ
USMR	Recon Capital USA Managed Risk ETF	Horizons USA Managed Risk ETF	NYSE

The financial statements contained herein are submitted for the general information of the shareholders of each Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Foreside Fund Services, LLC, distributor.

An investment in each Fund is subject to investment risk, including the possible loss of principal amount invested. The risks associated with the Funds are detailed in the prospectus which include: stock market risk, index risk, tracking error risk, replication management risk, market price risk and trading halts risk.

Shares are bought and sold at market price (not net asset value or “NAV”), are not individually redeemable, and owners of the shares may acquire those shares from the Funds and tender those shares for redemption to the Funds in creation unit aggregations only.

TABLE OF CONTENTS
April 30, 2017

Shareholder Expense Example
April 30, 2017 (Unaudited)

As a shareholder of the Funds, you incur a unitary management fee. Each Fund bears other expenses which are not covered under the unitary management fee that may vary and will affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, certain custody expenses and extraordinary expenses (such as litigation and indemnification expenses), if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (from November 1, 2016 to April 30, 2017).

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Annualized Expense Ratios During the Period 11/01/16 to 4/30/17	Expenses Paid During Period** 11/01/16 to 4/30/17
Horizons NASDAQ 100 Covered Call ETF
Actual	$1,000.00	$1,102.00	0.60%	$3.13
Hypothetical*	$1,000.00	$1,021.82	0.60%	$3.01
Horizons DAX Germany ETF
Actual	$1,000.00	$1,152.20	0.45%	$2.40
Hypothetical*	$1,000.00	$1,022.56	0.45%	$2.26
BullMark LatAm Call ETF
Actual	$1,000.00	$1,090.40	0.70%	$3.63
Hypothetical*	$1,000.00	$1,021.32	0.70%	$3.51
Horizons USA Managed Risk ETF
Actual	$1,000.00	$1,103.60	0.30%	$1.56
Hypothetical*	$1,000.00	$1,023.31	0.30%	$1.51

*	5% return before expenses
**	Expenses are calculated using the most recent expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments — Horizons NASDAQ 100 Covered Call ETF
April 30, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks — 101.1% †
Consumer Discretionary — 22.2%
Amazon.com, Inc.*	5,779	$5,345,517
Charter Communications, Inc.*	3,226	1,113,486
Comcast Corp. Class A	57,335	2,246,959
Ctrip.com International Ltd. (a)*	5,099	257,550
Discovery Communications, Inc. Class A*	1,780	51,228
Discovery Communications, Inc. Class C*	3,039	85,031
DISH Network Corp. Class A*	2,711	174,697
Dollar Tree, Inc.*	2,823	233,660
Expedia, Inc.	1,652	220,905
Hasbro, Inc.	1,501	148,764
JD.Com, Inc. (a)*	10,850	380,509
Liberty Global PLC Class A*	3,067	108,633
Liberty Global PLC Class C*	7,824	270,789
Liberty Global PLC LiLAC Class A*	612	13,140
Liberty Global PLC LiLAC Class C*	1,456	31,799
Liberty Interactive Corp QVC Group*	5,499	116,469
Liberty Ventures*	967	52,073
Marriott International, Inc. Class A	4,611	435,371
Mattel, Inc.	4,080	91,474
Netflix, Inc.*	5,146	783,221
Norwegian Cruise Line Holdings Ltd.*	2,723	146,851
O'Reilly Automotive, Inc.*	1,111	275,695
Priceline Group, Inc.*	597	1,102,552
Ross Stores, Inc.	4,872	316,680
Sirius XM Holdings, Inc.	57,095	282,620
Starbucks Corp.	17,502	1,051,170
Tesla Motors, Inc.*	1,817	570,665
Tractor Supply Co.	1,605	99,366
Twenty-First Century Fox, Inc. Class A	12,742	389,141
Twenty-First Century Fox, Inc. Class B	9,591	286,387
Ulta Salon Cosmetics & Fragrance, Inc.*	766	215,583
Viacom, Inc. Class B	4,176	177,731
Wynn Resorts Ltd	1,231	151,425
		17,227,141

Consumer Staples — 5.9%
Costco Wholesale Corp.	5,281	937,483
Kraft Heinz Co.	14,736	1,331,987
Mondelez International, Inc. Class A	18,545	835,081
Monster Beverage Corp.*	6,869	311,715
Walgreens Boots Alliance, Inc.	13,070	1,131,078
		4,547,344

Health Care — 11.1%
Alexion Pharmaceuticals, Inc.*	2,710	346,284
Amgen, Inc.	8,979	1,466,450
Biogen, Inc.*	2,629	713,011
BioMarin Pharmaceutical, Inc.*	2,094	200,689
Celgene Corp.*	9,421	1,168,675
Cerner Corp.*	4,079	264,115
DENTSPLY SIRONA, Inc.	2,790	176,440
Express Scripts Holding Co.*	7,334	449,868
Gilead Sciences, Inc.	15,919	1,091,247
Henry Schein, Inc.*	984	171,019
Hologic, Inc.*	3,348	151,162
IDEXX Laboratories, Inc.*	1,065	178,632
Illumina, Inc.*	1,764	326,093
Incyte Corp.*	2,255	280,251
Intuitive Surgical, Inc.*	465	388,680

Security Description	Shares	Fair Value
Common Stocks (continued)
Health Care (continued)
Mylan NV*	6,439	$240,497
Regeneron Pharmaceuticals, Inc.*	1,236	480,174
Shire PLC (a)	981	173,598
Vertex Pharmaceuticals, Inc.*	2,960	350,168
		8,617,053

Industrials — 2.2%
American Airlines Group, Inc.	6,230	265,523
Cintas Corp.	1,261	154,435
CSX Corp.	11,219	570,374
Fastenal Co.	3,458	154,503
JB Hunt Transport Services, Inc.	1,377	123,462
PACCAR, Inc.	4,224	281,867
Verisk Analytics, Inc.*	2,023	167,525
		1,717,689

Information Technology — 58.6%
Activision Blizzard, Inc.	9,104	475,684
Adobe Systems, Inc.*	5,983	800,166
Akamai Technologies, Inc.*	2,116	128,949
Alphabet, Inc. Class A*	3,595	3,323,649
Alphabet, Inc. Class C*	4,202	3,806,844
Analog Devices, Inc.	5,066	386,029
Apple, Inc.	63,531	9,126,228
Applied Materials, Inc.	13,009	528,296
Autodesk, Inc.*	2,702	243,369
Automatic Data Processing, Inc.	5,493	573,964
Baidu, Inc. (a)*	3,330	600,166
Broadcom Ltd.	4,857	1,072,474
CA, Inc.	5,002	164,216
Check Point Software Technologies Ltd.*	2,048	213,013
Cisco Systems, Inc.	60,639	2,065,971
Citrix Systems, Inc.*	1,853	149,982
Cognizant Technology Solutions Class A*	7,319	440,823
eBay, Inc.*	13,161	439,709
Electronic Arts, Inc.*	3,734	354,058
Facebook, Inc. Class A*	28,517	4,284,679
Fiserv, Inc.*	2,684	319,772
Intel Corp.	57,003	2,060,658
Intuit, Inc.	3,081	385,772
KLA-Tencor Corp.	1,879	184,555
Lam Research Corp.	1,908	276,374
Maxim Integrated Products, Inc.	3,437	151,744
Microchip Technology, Inc.	2,576	194,694
Micron Technology, Inc.*	13,351	369,422
Microsoft Corp.	93,522	6,402,516
NetEase, Inc. (a)	909	241,240
NVIDIA Corp.	6,860	715,498
NXP Semiconductors NV*	3,704	391,698
Paychex, Inc.	4,331	256,742
Paypal Holdings, Inc.*	14,479	690,938
QUALCOMM, Inc.	17,765	954,691
Seagate Technology PLC	3,564	150,151
Skyworks Solutions, Inc.	2,290	228,405
Symantec Corp.	7,321	231,563
Texas Instruments, Inc.	12,072	955,861
Western Digital Corp.	3,369	300,077
Xilinx, Inc.	3,066	193,495
Yahoo!, Inc.*	11,373	548,292
		45,382,427

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons NASDAQ 100 Covered Call ETF (concluded)
April 30, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks (continued)
Telecommunication Services — 1.1%
T-Mobile US, Inc.*	10,009	$673,305
Vodafone Group PLC (a)	5,174	135,507
		808,812

TOTAL COMMON STOCK
(Cost $62,713,771)		78,300,466

TOTAL INVESTMENTS — 101.1%
(Cost $62,713,771)		78,300,466
Liabilities in Excess of Other Assets — (1.1%)		(833,172)
TOTAL NET ASSETS — 100.0%		$77,467,294

	Number of Contracts
Written Options — (2.6)%
NDX Call, Expires 5/19/2017,
Strike Price $5,450	139	$(2,002,295)
(Premiums Received $1,002,998)

†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at April 30, 2017 was $78,300,466.
*	Non-income producing security.
(a)	American Depositary Receipt

Glossary:

Ltd. — Private Limited Company

PLC — Public Limited Company

Sector Allocation (as of April 30, 2017)
Information Technology	58.6%
Consumer Discretionary	22.2
Health Care	11.1
Consumer Staples	5.9
Industrials	2.2
Telecommunication Services	1.1
Total Investments	101.1
Other Assets in Excess of Liabilities	(1.1)
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons DAX Germany ETF
April 30, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks — 89.4%
Consumer Discretionary — 15.6%
adidas AG	2,169	$434,357
Bayerische Motoren Werke AG	3,707	353,819
Continental AG	1,226	274,352
Daimler AG	11,000	819,322
ProSiebenSat.1 Media SE	2,374	100,795
		1,982,645

Consumer Staples — 0.9%
Beiersdorf AG	1,104	109,809

Financials — 14.1%
Allianz SE	4,500	856,564
Commerzbank AG*	11,723	114,828
Deutsche Bank AG	15,122	272,200
Deutsche Boerse AG	1,678	164,178
Muenchener Rueckversicherungs-Gesellschaft AG	1,950	373,620
		1,781,390

Health Care — 5.9%
Fresenius Medical Care AG & Co. KGaA	2,373	210,472
Fresenius SE & Co. KGaA	4,511	365,519
Merck KGaA	1,456	170,918
		746,909

Industrials — 12.9%
Deutsche Lufthansa AG	5,213	89,919
Deutsche Post AG	11,128	399,887
Siemens AG	8,000	1,146,441
		1,636,247

Information Technology — 10.0%
Infineon Technologies AG	12,613	260,962
SAP SE	10,000	1,002,592
		1,263,554

Materials — 21.9%
BASF SE	10,158	989,562
Bayer AG	9,392	1,161,830
HeidelbergCement AG	1,537	142,265
Linde AG	2,028	364,272
ThyssenKrupp AG	4,893	116,448
		2,774,377

Real Estate — 1.4%
Vonovia SE	4,827	174,694

Telecommunication Services — 4.6%
Deutsche Telekom AG	33,000	578,556

Security Description	Shares	Fair Value
Common Stocks (continued)
Utilities — 2.1%
E.ON SE	23,522	$183,320
RWE AG*	5,405	89,493
		272,813
TOTAL COMMON STOCKS
(Cost $11,181,997)		11,320,994
Preferred Stocks — 4.8%
Consumer Discretionary — 2.7%
Volkswagen AG	2,134	338,231
Consumer Staples — 2.1%
Henkel AG & Co. KGaA	1,964	267,336
TOTAL PREFERRED STOCKS
(Cost $757,559)		605,567
TOTAL INVESTMENTS — 94.2%
(Cost $11,939,556)		11,926,561
Other Assets in Excess of Liabilities — 5.8%		733,399
TOTAL NET ASSETS — 100.0%		$12,659,960

*	Non-income producing security.

Glossary:

AG — Aktiengesellschaft is both the German and Swiss term for a stock corporation.

KGaA — Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.

SE — SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Sector Allocation (as of April 30, 2017)
Materials	21.9%
Consumer Discretionary	18.3
Financials	14.1
Industrials	12.9
Information Technology	10.0
Health Care	5.9
Telecommunication Services	4.6
Consumer Staples	3.0
Utilities	2.1
Real Estate	1.4
Total Investments	94.2
Other Assets in Excess of Liabilities	5.8
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — BullMark LatAm Select Leaders ETF
April 30, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks — 57.5%
Consumer Discretionary — 9.0%
Multiplus SA	5,316	$65,402
Smiles SA	10,000	218,617
		284,019
Consumer Staples — 6.9%
Cencosud SA	9,545	27,189
Coca-Cola Femsa SAB de CV	14,000	101,847
Kimberly-Clark de Mexico SAB de CV	13,432	28,669
Wal-Mart de Mexico SAB de CV	27,332	61,560
		219,265

Financials — 16.4%
Banco de Chile	50,000	6,031
Bancolombia SA	5,815	53,446
BB Seguridade Participacoes SA	20,000	187,773
BTG Pactual Group	9,268	54,135
Gentera SAB de CV	20,000	33,625
Grupo Financiero Banorte SAB de CV	30,000	173,129
Grupo Financiero Santander Mexico SAB de CV	6,094	11,081
Sul America SA	1	4
		519,224

Health Care — 7.3%
Fleury SA	10,000	167,420
Qualicorp SA	9,005	63,834
		231,254

Industrials — 7.0%
Alfa SAB de CV	19,310	26,474
Grupo Aeroportuario del Centro Norte
SAB de CV	14,502	80,548
Grupo Aeroportuario del Pacifico
SAB de CV	11,182	115,228
		222,250

Real Estate — 0.8%
Fibra Uno Administracion SA de CV	15,000	26,143

Telecommunication Services — 1.2%
America Movil SAB de CV	50,000	38,432

Utilities — 8.9%
AES Tiete Energia SA	6,000	25,368
Aguas Andinas SA	15,000	8,481
EDP — Energias do Brasil SA	8,188	34,800
Enel Americas SA	502	99
Enel Generacion Chile SA	22,593	17,293
Engie Brasil Energia SA	12,000	129,979
Transmissora Alianca de Energia Eletrica SA	8,649	63,927
		279,947

TOTAL COMMON STOCKS
(Cost $1,620,646)		1,820,534

Security Description	Shares	Fair Value
Preferred Stocks — 24.1%
Financials — 5.3%
Bancolombia SA	6,324	$61,735
Itausa — Investimentos Itau SA	33,686	104,431
		166,166

Materials — 10.4%
Braskem SA	14,014	150,602
Sociedad Quimica y Minera de Chile SA	5,000	177,029
		327,631

Telecommunication Services — 7.0%
Telefonica Brasil SA	15,000	222,870

Utilities — 1.4%
Cia Energetica de Minas Gerais	16,310	45,425

TOTAL PREFERRED STOCKS
(Cost $657,178)		762,092

TOTAL INVESTMENTS — 81.6%
(Cost $2,277,824)		2,582,626
Other Assets in Excess of Liabilities — 18.4%		584,289
TOTAL NET ASSETS — 100.0%		$3,166,915

Glossary:

SA — Société Anonyme is a French term for a stock corporation and is the equivalent of a corporation in the United States.

SAB de CV — Sociedad Anónima de Capital Variable is a Spanish term for a stock corporation and is the equivalent of a corporation in the United States.

Sector Allocation (as of April 30, 2017)
Financials	21.7%
Materials	10.4
Utilities	10.3
Consumer Discretionary	9.0
Telecommunication Services	8.2
Health Care	7.3
Industrials	7.0
Consumer Staples	6.9
Real Estate	0.8
Total Investments	81.6
Other Assets in Excess of Liabilities	18.4
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons USA Managed Risk ETF
April 30, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks — 91.6%
Consumer Discretionary — 11.8%
AMC Networks, Inc.*	17	$1,015
Aramark	55	2,009
AutoZone, Inc.*	11	7,614
CST Brands, Inc.	71	3,429
Darden Restaurants, Inc.	121	10,308
Domino's Pizza, Inc.	23	4,172
Dunkin' Brands Group, Inc.	65	3,631
Foot Locker, Inc.	67	5,182
H&R Block, Inc.	180	4,462
Madison Square Garden Co.*	7	1,412
McDonald's Corp.	7	979
Omnicom Group, Inc.	44	3,613
Panera Bread Co.*	112	35,020
Ross Stores, Inc.	11	715
Service Corp International	66	2,127
ServiceMaster Global Holdings, Inc.*	24	914
Six Flags Entertainment Corp.	9	563
Time Warner, Inc.	375	37,226
Tractor Supply Co.	139	8,605
Walt Disney Co.	181	20,924
Yum China Holdings, Inc.*	30	1,024
		154,944

Consumer Staples — 30.8%
Altria Group, Inc.	540	38,761
Campbell Soup Co.	92	5,294
Casey's General Stores, Inc.	8	897
Church & Dwight Co., Inc.	91	4,507
Clorox Co.	339	45,321
Colgate-Palmolive Co.	311	22,404
ConAgra Brands, Inc.	486	18,847
Costco Wholesale Corp.	285	50,593
CVS Health Corp.	110	9,068
Dr. Pepper Snapple Group, Inc.	135	12,373
General Mills, Inc.	122	7,016
JM Smucker Co.	47	5,956
Kellogg Co.	47	3,337
Kimberly-Clark Corp.	225	29,194
Kroger Co.	238	7,057
McCormick & Co Inc.	41	4,096
PepsiCo, Inc.	126	14,273
Pinnacle Foods, Inc.	18	1,047
Procter & Gamble Co.	147	12,838
Reynolds American, Inc.	488	31,476
Sysco Corp.	714	37,749
TreeHouse Foods, Inc.*	7	613
Wal-Mart Stores, Inc.	481	36,162
Whole Foods Market, Inc.	155	5,637
		404,516

Energy — 1.4%
Exxon Mobil Corp.	95	7,757
Phillips 66	98	7,797
Valero Energy Corp.	31	2,003
World Fuel Services Corp.	28	1,031
		18,588

Security Description	Shares	Fair Value
Common Stocks (continued)
Financials — 7.0%
Allied World Assurance Co. Holdings AG	40	$2,124
Allstate Corp.	236	19,184
Arch Capital Group Ltd.*	32	3,103
Arthur J Gallagher & Co.	14	781
Assurant, Inc.	6	577
Axis Capital Holdings Ltd.	39	2,570
CBOE Holdings, Inc.	34	2,802
CME Group, Inc.	47	5,461
Everest Re Group Ltd.	40	10,068
Intercontinental Exchange, Inc.	205	12,341
Investors Bancorp, Inc.	211	2,922
M&T Bank Corp.	38	5,906
New York Community Bancorp, Inc.	479	6,366
People's United Financial, Inc.	210	3,669
PrivateBancorp, Inc.	37	2,138
RenaissanceRe Holdings Ltd.	25	3,554
Torchmark Corp.	10	767
Validus Holdings Ltd.	34	1,880
White Mountains Insurance Group Ltd.	3	2,577
Willis Towers Watson PLC	10	1,326
WR Berkley Corp.	26	1,768
		91,884

Health Care — 15.5%
Alere, Inc.*	51	2,508
AmerisourceBergen Corp.	116	9,518
Baxter International, Inc.	18	1,002
Becton Dickinson and Co.	95	17,762
Bio-Techne Corp.	13	1,392
Bristol-Myers Squibb Co.	7	392
Cardinal Health, Inc.	21	1,524
Cooper Cos., Inc.	6	1,202
CR Bard, Inc.	17	5,227
DaVita, Inc.*	64	4,417
DENTSPLY SIRONA, Inc.	43	2,719
Eli Lilly & Co.	167	13,704
Express Scripts Holding Co.*	53	3,251
HealthSouth Corp.	20	938
Henry Schein, Inc.*	57	9,907
Intuitive Surgical, Inc.*	5	4,179
Johnson & Johnson	233	28,769
Laboratory Corp. of America Holdings*	47	6,587
McKesson Corp.	4	553
MEDNAX, Inc.*	14	845
Merck & Co., Inc.	127	7,916
Patterson Cos., Inc.	62	2,758
Pfizer, Inc.	327	11,092
Quest Diagnostics, Inc.	111	11,712
Stryker Corp.	17	2,318
Varian Medical Systems, Inc.*	43	3,902
VCA, Inc.*	235	21,519
Waters Corp.*	11	1,869
Zoetis, Inc.	444	24,913
		204,395

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons USA Managed Risk ETF (concluded)
April 30, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks (continued)
Industrials — 5.9%
3M Co.	5	$979
CH Robinson Worldwide, Inc.	499	36,278
Expeditors International of Washington, Inc.	133	7,460
Hubbell, Inc.	10	1,131
L3 Technologies, Inc.	82	14,085
Northrop Grumman Corp.	50	12,298
Republic Services, Inc.	83	5,228
Rockwell Collins, Inc.	1	104
Spirit AeroSystems Holdings, Inc.	11	629
		78,192

Information Technology — 0.7%
Amdocs Ltd.	21	1,286
Analog Devices, Inc.	1	62
Brocade Communications Systems, Inc.	199	2,501
Jack Henry & Associates, Inc.	15	1,454
Motorola Solutions, Inc.	26	2,235
VeriSign, Inc.*	26	2,312
		9,850

Materials — 2.7%
Monsanto Co.	54	6,297
Valspar Corp.	256	28,784
		35,081

Real Estate — 0.6%
AGNC Investment Corp.	202	4,256
Annaly Capital Management, Inc.	293	3,460
		7,716

Telecommunication Services — 1.4%
AT&T, Inc.	396	15,694
Verizon Communications, Inc.	63	2,892
		18,586

Utilities — 13.8%
Alliant Energy Corp.	17	668
CMS Energy Corp.	72	3,269
Consolidated Edison, Inc.	164	13,002
Dominion Resources, Inc.	16	1,239
DTE Energy Co.	10	1,046
Duke Energy Corp.	401	33,082
Edison International	63	5,038
Entergy Corp.	81	6,177
Eversource Energy	270	16,038
Great Plains Energy, Inc.	50	1,480
Hawaiian Electric Industries, Inc.	23	771
IDACORP, Inc.	20	1,690
NextEra Energy, Inc.	53	7,079
Pinnacle West Capital Corp.	56	4,765
Portland General Electric Co.	43	1,950
Sempra Energy	21	2,373
Southern Co.	1,203	59,909
Vectren Corp.	30	1,783
WEC Energy Group, Inc.	36	2,179
Westar Energy, Inc.	101	5,255
Xcel Energy, Inc.	274	12,344
		181,137

Security Description	Shares	Fair Value
TOTAL COMMON STOCKS
(Cost $1,124,430)		$1,204,889
TOTAL INVESTMENTS — 91.6%
(Cost $1,123,472)		1,204,889
Other Assets in Excess of Liabilities — 8.4%		110,594
TOTAL NET ASSETS — 100.0%		$1,315,483

*	Non-income producing security.

Glossary:

AG — Aktiengesellschaft is both the German and Swiss term for a stock corporation.

Ltd. — Private Limited Company

PLC — Public Limited Company

Sector Allocation (as of April 30, 2017)
Consumer Staples	30.8%
Health Care	15.5
Utilities	13.8
Consumer Discretionary	11.8
Financials	7.0
Industrials	5.9
Materials	2.7
Energy	1.4
Telecommunication Services	1.4
Information Technology	0.7
Real Estate	0.6
Total Investments	91.6
Other Assets in Excess of Liabilities	8.4
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
April 30, 2017 (Unaudited)

	Horizons NASDAQ 100 Covered Call ETF	Horizons DAX Germany ETF	BullMark LatAm Select Leaders ETF	Horizons USA Managed Risk ETF
Assets:
Investments, at cost	$62,713,771	$11,939,556	$2,277,824	$1,123,472
Investments, at value (Note 2)	$78,300,466	$11,926,561	$2,582,626	$1,204,889
Cash	1,544,547	604,498	—	109,622
Foreign currency	—	—	105,656	—
Receivables:
Fund shares sold	1,172,360	—	—	—
Due From Advisor (Note 10)	99,686	101,330	—	—
Investments Receivable	27,374	—	1,095,892	—
Dividends and interest	10,023	16,165	9,128	1,295
Reclaims	—	18,672	—	—
Total Assets	81,154,456	12,667,226	3,793,302	1,315,806

Liabilities:
Payables:
Options written, at value (premiums received
$1,002,998, $—, $— and $—)	2,002,295	—	—	—
Investments Payable	1,178,859	—	610,324
Distribution Payable	469,658	—	—	—
Accrued Advisory fees	36,350	4,530	1,412	323
Due to custodian	—	—	13,801	—
Accrued other expenses	—	—	385	—
Dividend Withholding Tax Payable	—	2,736	465	—
Total Liabilities	3,687,162	7,266	626,387	323
Net Assets	$77,467,294	$12,659,960	$3,166,915	$1,315,483

Net Assets Consist of:
Paid-in capital	$73,524,320	$12,965,970	$2,525,712	$1,166,900
Undistributed (accumulated) net investment
income (loss)	(2,098,400)	61,622	39,835	14,162
Accumulated net realized gain (loss) on investments,
options written and foreign currency translation	(8,546,024)	(354,485)	302,790	53,004
Net unrealized appreciation (depreciation)
on investments, options written and foreign
currency transactions	14,587,398	(13,147)	298,578	81,417
Net Assets	$77,467,294	$12,659,960	$3,166,915	$1,315,483

Shares outstanding (unlimited number of shares
of beneficial interest authorized, without par value)	3,300,000	450,000	100,000	50,000
Net asset value, per share	$23.47	$28.13	$31.67	$26.31
Foreign currency, at cost	$—	$—	$106,385	$—

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Period Ended April 30, 2017 (Unaudited)

	Horizons NASDAQ 100 Covered Call ETF	Horizons DAX Germany ETF	BullMark LatAm Select Leaders ETF	Horizons USA Managed Risk ETF
Investment Income:
Dividend income[1]	$375,140	$91,235	$73,081	$54,634

Expenses:
Advisory fees	190,604	29,612	7,848	10,552
Other expenses	—	—	2,141	—
Total Expenses	190,604	29,612	9,989	10,552
Advisory fees waived	—	—	—	(4,221)
Net Expenses	190,604	29,612	9,989	6,331
Net Investment Income (Loss)	184,536	61,623	63,092	48,303

Net Realized and Unrealized Gain (Loss) on:
Net Realized Gain (Loss) on:
Investments	(233,107)	(50,365)	317,891	(25,887)
Options written	(2,641,877)	—	—	—
In-kind transactions	—	116,917	—	133,799
Foreign currency transactions	—	(6,064)	(15,101)	—
Net Realized Gain (Loss)	(2,874,984)	60,488	302,790	107,912
Net change in unrealized appreciation (depreciation) on:
Investments	10,130,655	1,725,477	(127,904)	400,918
Options written	(1,214,299)	—	—	—
Foreign currency translations	—	167	(6,212)	—
Net Change in Unrealized
Appreciation (Depreciation)	8,916,356	1,725,644	(134,116)	400,918
Net Realized and Unrealized Gain (Loss)
on Investments	6,041,372	1,786,132	168,674	508,830
Net Increase (Decrease) in Net Assets
Resulting From Operations	$6,225,908	$1,847,755	$231,766	$557,133
Foreign tax withheld	$—	$(15,766)	$(4,036)	$—

1	Net of Foreign tax withheld.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Horizons NASDAQ 100 Covered Call ETF		Horizons DAX Germany ETF
	For the Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Investment Operations
Net investment income (loss)	$184,536	$278,349	$61,623	$250,829
Net realized gain (loss) on investments, options written
and foreign currency translations	(2,874,984)	(2,572,947)	60,488	(440,108)
Net change in unrealized appreciation (depreciation)
on investments, options written and foreign
currency translation	8,916,356	4,323,156	1,725,644	(422,729)
Net increase (decrease) in net assets resulting
from operations	6,225,908	2,028,558	1,847,755	(612,008)

Distributions to Shareholders From:
Net investment income	(2,282,936)	(1,801,350)	(175,742)	(117,627)
Net Realized Gain	—	—	—	—
Return of capital	—	(2,129,774)	—	—
Total distributions	(2,282,936)	(3,931,124)	(175,742)	(117,627)

Shareholder Transactions:
Proceeds from shares sold	20,572,745	33,591,667	—	—
Cost of shares redeemed	—	(1,074,755)	(2,613,008)	(1,163,350)
Transaction fees (Note 4)	—	—	—	—
Net increase (decrease) in net assets resulting from
shareholder transactions	20,572,745	32,516,912	(2,613,008)	(1,163,350)
Net increase (decrease) in net assets	24,515,717	30,614,346	(940,995)	(1,892,985)

Net Assets
Beginning of period	52,951,577	22,337,231	13,600,955	15,493,940
End of period	$77,467,294	$52,951,577	$12,659,960	$13,600,955
Including undistributed (accumulated) net investment
income (loss) as follows:	$(2,098,400)	$—	$61,622	$175,741

Changes in Shares Outstanding:
Shares outstanding, beginning of period	2,400,000	950,000	550,000	600,000
Shares sold	900,000	1,500,000	—	—
Shares redeemed	—	(50,000)	(100,000)	(50,000)
Shares outstanding, end of period	3,300,000	2,400,000	450,000	550,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (concluded)

	BullMark LatAm Select Leaders ETF		Horizons USA Managed Risk ETF
	For the Period Ended April 30, 2017 (Unaudited)	For the Period Ended October 31, 2016	For the Period Ended April 30, 2017 (Unaudited)	For the Period Ended October 31, 2016
Investment Operations
Net investment income (loss)	$63,092	$25,419	$48,303	$26,741
Net realized gain (loss) on investments, options
written and foreign currency translations	302,790	117,534	107,912	(54,908)
Net change in unrealized appreciation (depreciation)
on investments, options written and foreign
currency translation	(134,116)	432,694	400,918	(319,501)
Net increase (decrease) in net assets resulting
from operations	231,766	575,647	557,133	(347,668)

Distributions to Shareholders From:
Net investment income	(17,556)	—	(60,882)	—
Net Realized Gain	(148,654)	—	—	—
Return of capital	—	—	—	—
Total distributions	(166,210)	—	(60,882)	—

Shareholder Transactions:
Proceeds from shares sold	—	2,500,000	—	15,000,000
Cost of shares redeemed	—	—	(13,833,100)	—
Transaction fees (Note 4)	—	25,712	—	—
Net increase (decrease) in net assets resulting from
shareholder transactions	—	2,525,712	(13,833,100)	15,000,000
Net increase (decrease) in net assets	65,556	3,101,359	(13,336,849)	14,652,332

Net Assets
Beginning of period	3,101,359	—	14,652,332	—
End of period	$3,166,915	$3,101,359	$1,315,483	$14,652,332
Including undistributed (accumulated) net
investment income (loss) as follows:	$39,835	$(5,701)	$14,162	$26,741

Changes in Shares Outstanding:
Shares outstanding, beginning of period	100,000	—	600,000	—
Shares sold	—	100,000	—	600,000
Shares redeemed	—	—	(550,000)	—
Shares outstanding, end of period	100,000	100,000	50,000	600,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Horizons NASDAQ 100 Covered Call ETF

	For the Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period December 12, 2013[1] Through October 31, 2014
For a Share Outstanding Throughout the
Periods Presented:
Net asset value, beginning of period	$22.06	$23.51	$24.04	$25.00
Investment operations:
Net investment income (loss)[2]	0.07	0.15	0.16	0.16
Net realized and unrealized gain (loss)
on investments and options written	2.14	0.53	1.47	1.11
Total from investment operations	2.21	0.68	1.63	1.27
Distributions from:
Net investment income	(0.80)	(1.06)	(1.92)	(0.35)
Return of capital[7]	—	(1.07)	(0.24)	(1.88)
Total distribution to shareholders	(0.80)	(2.13)	(2.16)	(2.23)
Net asset value, end of period	$23.47	$22.06	$23.51	$24.04
Total Return[3]	10.20%	3.32%	7.25%	5.11%
Net assets, end of period (000's omitted)	$77,467	$52,952	$22,337	$12,022
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.60%[4]	0.60%	0.60%	0.60%[4]
Net investment income (loss)	0.58%[4]	0.69%	0.67%	0.74%[4]
Portfolio turnover rate[5]	3%[6]	9%	13%	18%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.
7	Pursuant to Rule 19a-1 under the Investment Company Act of 1940, Notices of Sources of Distributions are posted on the Fund’s website: www.horizonsetfs.com

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Horizons DAX Germany ETF

	For the Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period October 23, 2014[1] Through October 31, 2014
For a Share Outstanding Throughout the
Periods Presented:
Net asset value, beginning of period	$24.73	$25.82	$25.73	$25.00
Investment operations:
Net investment income (loss)[2]	0.12	0.45	0.73	(—)[3]
Net realized and unrealized gain (loss) on investments
and foreign currency translations	3.60	(1.33)	(0.37)	0.73
Total from investment operations	3.72	(0.88)	0.36	0.73
Distributions from:
Net investment income	(0.32)	(0.21)	(0.27)	—
Total distribution to shareholders	(0.32)	(0.21)	(0.27)	—
Net asset value, end of period	$28.13	$24.73	$25.82	$25.73
Total Return[4]	15.22%	(3.41)%	1.34%	2.92%
Net assets, end of period (000’s omitted)	$12,660	$13,601	$15,494	$12,866
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.45%[5]	0.45%	0.45%	0.45%[5]
Net investment income (loss)	0.94%[5]	1.86%	2.70%	(0.45)%[5]
Portfolio turnover rate[6]	5%[7]	14%	9%	0%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Amount is less than $(0.005).
4	Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
5	Annualized.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — BullMark LatAm Select Leaders ETF

	For the Period Ended April 30, 2017 (Unaudited)	For the Period May 18, 2016[1] Through October 31, 2016
For a Share Outstanding Throughout the Period Presented:
Net asset value, beginning of period	$31.01	$25.00

Investment operations:
Net investment income (loss)[2]	0.63	0.25
Net realized and unrealized gain (loss) on investments and foreign currency translations	1.70	5.76
Total from investment operations	2.33	6.01

Distributions from:
Net investment income	(0.18)	—
Net realized gain	(1.49)	—
Total distribution to shareholders	(1.67)	—
Net asset value, end of period	$31.67	$31.01

Total Return[3]	9.04%	24.05%
Net assets, end of period (000’s omitted)	$3,167	$3,101

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.70%[4]	0.70%[4]
Net investment income (loss)	4.43%[4]	2.04%[4]
Portfolio turnover rate[5]	45%[6]	45%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
4	Annualized
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Horizons USA Managed Risk ETF

	For the Period Ended April 30, 2017 (Unaudited)	For the Period September 19, 2016[1] Through October 31, 2016
For a Share Outstanding Throughout the Period Presented:
Net asset value, beginning of period	$24.42	$25.00

Investment operations:
Net investment income (loss)[2]	0.28	0.04
Net realized and unrealized gain (loss) on investments	2.22	(0.62)
Total from investment operations	2.50	(0.58)
Distributions from:
Net investment income	(0.61)	—
Total distribution to shareholders	(0.61)	—
Net asset value, end of period	$26.31	$24.42

Total Return[3]	10.36%	(2.32)%
Net assets, end of period (000's omitted)	$1,315	$14,652

Ratios/Supplemental Data:
Ratios to average net assets:
Gross expenses	0.50%[4]	0.50%[4]
Net expenses	0.30%[4]	0.30%[4]
Net investment income (loss)[7]	2.29%[4]	1.61%[4]
Portfolio turnover rate[5]	36%[6]	9%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
4	Annualized
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.
7	The Adviser has contractually agreed to waive a portion of its management fee, which is 0.50% of the average daily net assets of the Fund, and/or reimburse fees or expenses to 0.30% of the average daily net assets until February 28, 2018. If these fees were not waived, net investment income (loss) would be lower.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
April 30, 2017 (Unaudited)

1. ORGANIZATION

Horizons ETF Trust I, formerly known as Recon Capital Series Trust, and ETF Series Trust (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of four investment portfolios. These financial statements relate to the Horizons NASDAQ 100 Covered Call ETF, Horizons DAX Germany ETF, BullMark LatAm Select Leaders ETF and Horizons Capital USA Managed Risk ETF (each a “Fund” and collectively, the “Funds”), which are series of the Trust. The Funds are classified as non-diversified, open-end, management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds commenced operations on December 12, 2013, October 23, 2014, May 18, 2016 and September 19, 2016, respectively.

Horizons NASDAQ 100 Covered Call ETF seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ-100® Buy Write V2 Index (the “Buy Write Index”). The Buy Write Index measures the total return of a portfolio consisting of common stocks of the 100 companies included in the NASDAQ-100® Index and call options systematically written on those securities through a “buy-write” or covered call strategy. A “buy-write” strategy is an investment strategy in which the Fund buys a specific basket of stocks (such as the NASDAQ-100® Index) and sells covered call options that correspond to that basket of stocks.

Horizons DAX Germany ETF seeks to provide investment results using a passive or indexing investment approach that will closely correspond, before fees and expenses, generally to the price and yield performance of the DAX® Index (“DAX® Index”). The DAX® Index tracks the segment of the largest and most actively traded companies — known as blue chips — on the German equities market. It contains the shares of the 30 largest German companies in terms of liquidity and market capitalization admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The 30 stocks contained in the Index represents about 80% of the market capitalization listed in Germany.

BullMark LatAm Select Leaders ETF seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of BullMark LatAm Select Leaders Index (the “BullMark LatAm Select Leaders Index”). The BullMark LatAm Select Leaders Index is designed to track the performance of high dividend-paying securities in the Latin America region. Index eligibility is limited to specific security types only. The security types eligible for the Index include common stocks, ordinary shares, depositary receipts, shares of beneficial interest of REITs and preferred shares.

Horizons USA Managed Risk ETF seeks to track the investment results that will closely correspond, before fees and expenses, generally to the performance of the STOXX® USA 900 Minimum Variance Unconstrained (USD) Index (the “STOXX® USA 900 Minimum Variance Index”). The STOXX® USA 900 Minimum Variance Index follows a rules-based methodology that determines the weights for securities in the index that seeks to minimize the portfolio variance of the STOXX® USA 900 (USD) Index. The STOXX® USA 900 Minimum Variance Index is minimized for volatility based on risk factors including but not limited to value, growth, medium term and short term momentum, leverage, liquidity, exchange rate sensitivity and not restricted to follow the STOXX® USA 900 (USD) Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds follow the accounting and reporting guidelines issued in Topic 946, “Financial Services — Investment Companies,” by the Financial Accounting Standards Board (“FASB”).

Use of Estimates

These financial statements are prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Securities Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. If there has been no sale or official closing price for a particular security on a particular day, one of the factors that a Fund will use to estimate the market price of that security is the midpoint of the bid/ask price of that security. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by an independent pricing service.

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

Fair Value Measurement

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for identical investments in active markets that the Funds have the ability to access at the measurements date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of April 30, 2017 in valuing the Funds’ assets and liabilities carried at fair value:

Horizons NASDAQ 100 Covered Call ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$78,300,466	$—	$—	$78,300,466
Other Financial Instruments:
Options Written*	—	(2,002,295)	—	(2,002,295)
Total	$78,300,466	$(2,002,295)	$—	$76,298,171

Horizons DAX Germany ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$11,320,994	$—	$—	$11,320,994
Preferred Stocks	605,567	—	—	605,567
Total	$11,926,561	$—	$—	$11,926,561

BullMark LatAm Select Leaders ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$1,820,534	$—	$—	$1,820,534
Preferred Stocks	762,092	—	—	762,092
Total	$2,582,626	$—	$—	$2,582,626

Horizons USA Managed Risk ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$1,204,889	$—	$—	$1,204,889
Total	$1,204,889	$—	$—	$1,204,889

†	See the Portfolio of Investments for breakdown by sector.
*	Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. It is the Funds’ policy to recognize transfers into and out of all levels at the beginning of the reporting period. There were no transfers between levels during the reporting period.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may not be made against each Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market fund. Cash and cash equivalents are carried at cost which approximates fair value.

Concentration of Risk

The Funds place cash and cash equivalents with financial institutions and, at times, cash held in money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Valuation

The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing each Fund’s net assets by the number of fund shares outstanding.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the specific identification method of cost relief.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends. Expenses are recognized on the accrual basis.

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory and Supervisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Horizons ETFs Management (US) LLC (the “Adviser”), on behalf of the Funds. Pursuant to the Advisory Agreement, the Adviser has overall responsibility for the management and investment of the Funds’ securities portfolios. The Adviser is wholly-owned by Horizons ETFs Management (USA) LLC, which is deemed to be indirectly controlled by Hyeon Joo Park through his majority ownership of the ultimate parent of Horizons ETFs Management (USA) LLC. For its services, Horizons NASDAQ 100 Covered Call ETF, Horizons DAX Germany ETF, BullMark LatAm Select Leaders ETF and Horizons USA Managed Risk ETF pay the Adviser an annual rate of 0.60%, 0.45%, 0.55% and 0.50%, respectively of each Fund’s average daily net assets. Such fee, an all-in fee, is accrued daily and paid monthly. It pays for substantially all expenses of the Funds, including the cost of transfer agency, trustees, custody (except for the BullMark LatAm Select Leaders ETF), fund administration, legal, audit, printing and certain administrative, distribution and investment advisory services. The types of Fund expenses that the Adviser is not obligated to pay under the Advisory Agreement are as follows: taxes and governmental fees; brokerage fees, commissions and other portfolio transaction expenses; costs of borrowing money (including interest expenses); extraordinary expenses (including expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Fund to indemnify the Trust’s trustees, officers, employees, shareholders, distributors, and agents with respect thereto); organizational and offering expenses of the Trust and each Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles); and costs and/or fees, including legal fees, incident to meetings of the Trust’s shareholders, the preparation, printing and distribution of Fund product descriptions for distribution to shareholders or authorized participants, notices and proxy statements and reports of the Trust to its shareholders, the filing of reports with regulatory bodies, the maintenance of the Trust’s existence and qualification to do business, and the expenses of issuing, redeeming, registering and qualifying for sale, Fund shares with federal and state securities authorities. In addition, the Adviser is not obligated to pay the custody fees of the BullMark LatAm Select Leaders ETF. The advisory fees paid by Horizons NASDAQ 100 Covered Call ETF 100, Horizons DAX Germany ETF, BullMark LatAm Select Leaders ETF and Horizons USA Managed Risk ETF for the period ended April 30, 2017 were $190,604, $29,612, $7,848 and $10,552, respectively.

The Adviser, has contractually agreed to waive a portion of its management fee, which is 0.50% of the average daily net assets of the Horizons USA Managed Risk ETF, and/or reimburse fees or expenses to 0.30% of the average daily net assets until February 28, 2018. The advisory fees waived for the period ended April 30, 2017 for the Horizons USA Managed Risk ETF were $4,221.

Distribution Agreement

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Distributor will not distribute shares in less than creation units, as defined in Note 4, and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market.

The Board has adopted a distribution and service plan, where the Funds are authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently paid by the Funds and there are no current plans to impose the fees.

Administrator, Custodian, Accounting Agent and Transfer Agent Agreements

U.S. Bancorp Fund Services, LLC (“USBFS”) (in each capacity, the “Administrator”, “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Accounting Agent and Transfer Agent pursuant to the fund administration and accounting agreements. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ custodian pursuant to the custody agreement.

Independent Trustees

Each Independent Trustee of the Trust receives an annual Trustee fee of $3,000. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called “Creation Units.” Creation Units of the Funds are issued and redeemed generally in exchange for specified securities held by the Funds generally included in the Index and a specified cash payment. The Trust reserves the right to permit or require a “cash” option for creations and redemptions of shares. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchase or redemptions.

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with the Distributor.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.

Management of the Funds is required to analyze all open tax years (2014 – 2016), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At April 30, 2017, the cost of investments on a tax basis was as follows:

Funds	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Horizons NASDAQ 100 Covered Call ETF^	$62,713,771	$16,217,927	$(631,232)	$15,586,695
Horizons DAX Germany ETF^	11,939,556	1,308,285	(1,321,280)	(12,995)
BullMark LatAm Select Leaders ETF^	2,277,824	355,998	(51,196)	304,802
Horizons USA Managed Risk ETF^	1,123,472	94,183	(12,766)	81,417

^	Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal tax income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

At October 31, 2016, the components of undistributed or accumulated earnings/losses on a tax-basis were as follows:

Funds	Undistributed Net Investment Income (Loss)	Accumulated Capital and Other Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
Horizons NASDAQ 100 Covered Call ETF	$—	$1	$1	$2
Horizons DAX Germany ETF	175,741	(324,555)	(1,829,209)	(1,978,023)
BullMark LatAm Select Leaders ETF	148,949	—	426,698	575,647
Horizons USA Managed Risk ETF	26,741	(54,908)	(319,501)	(347,668)

The differences between book and tax basis components of net assets are primarily attributable to appreciation (depreciation) of investments or a mixed straddle adjustment and non-taxable distribution from regulated investment companies.

The tax character of distributions paid were as follows:

	Period Ended April 30, 2017			Year Ended October 31, 2016
Funds	Ordinary Income	Long-Term Capital	Return of Capital	Ordinary Income	Long-Term Capital	Return of Capital
Horizons NASDAQ 100 Covered Call ETF	$2,282,936	$—	$—	$1,801,350	$—	$2,129,774
Horizons DAX Germany ETF	175,742	—	—	117,627	—	—
BullMark LatAm Select Leaders ETF	166,210	—	—	—	—	—
Horizons USA Managed Risk ETF	60,882	—	—	—	—	—

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

The capital loss carryover for each fund as of the year ended October 31, 2016 were as follows:

	Capital Loss Carryover
Funds	Short Term	Long Term
Horizons NASDAQ 100 Covered Call ETF	$—	$—
Horizons DAX Germany ETF	238,013	86,542
BullMark LatAm Select Leaders ETF	—	—
Horizons USA Managed Risk ETF	54,908	—

At October 31, 2016 the Funds did not have any Late-Year ordinary losses.

At October 31, 2016, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Funds	Undistributed (Accumulated) Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Horizons NASDAQ 100 Covered Call ETF	$1,523,002	$(1,750,208)	$(227,206)
Horizons DAX Germany ETF	(4,967)	169,036	(164,069)
BullMark LatAm Select Leaders ETF	(31,120)	31,120	—
Horizons USA Managed Risk ETF	—	—	—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended April 30, 2017:

	Purchases	Sales
Horizons NASDAQ 100 Covered Call ETF	$1,663,724	$5,745,940
Horizons DAX Germany ETF	687,173	1,313,887
BullMark LatAm Select Leaders ETF	1,273,491	1,957,272
Horizons USA Managed Risk ETF	1,349,937	1,427,762

Purchases and sales of in-kind transactions for the period ended April 30, 2017:

	Purchases	Sales
Horizons NASDAQ 100 Covered Call ETF	$20,572,745	$—
Horizons DAX Germany ETF	—	2,613,010
BullMark LatAm Select Leaders ETF	—	—
Horizons USA Managed Risk ETF	—	13,833,100

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written for the period ended April 30, 2017 were as follows:

Horizons NASDAQ 100 Covered Call ETF	Number of Contracts	Premiums Received
Options outstanding, at beginning of the period	108	$735,022
Options written	776	4,870,850
Options closed	(745)	(4,602,874)
Options outstanding, at end of the period	139	$1,002,998

Horizons NASDAQ 100 Covered Call ETF may write covered call and put options on portfolios securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, Horizons NASDAQ 100 Covered Call ETF, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

increase. By writing a put option, the Horizons NASDAQ 100 Covered Call ETF, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. When the written option expires, is terminated or is sold, the Horizons NASDAQ 100 Covered Call ETF will record a gain or loss.

Horizons NASDAQ 100 Covered Call ETF invests in derivatives in the form of call options as part of its investment strategy to track the performance of the CBOE NASDAQ 100® Buy Write V2 Index (the “Buy Write V2 Index”). The type of derivatives used by the Horizons NASDAQ 100 Covered Call ETF are call options on the NASDAQ-100® Index. Consistent with its investment strategy, the Horizons NASDAQ 100 Covered Call ETF wrote (sold) a succession of one-month call options on the Buy Write V2 Index and covered such options by holding the securities underlying the options written. The use of the call options helps the Horizons NASDAQ 100 Covered Call ETF track the performance of the Buy Write V2 Index. Horizons NASDAQ 100 Covered Call ETF may purchase call and put options on the portfolio securities or other financial instruments. The Horizons NASDAQ 100 Covered Call ETF may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Horizons NASDAQ 100 Covered Call ETF may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. When the purchased option expires, is terminated or is sold, the Horizons NASDAQ 100 Covered Call ETF will record a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Horizons NASDAQ 100 Covered Call ETF and the prices of options relating to the securities purchased or sold by the Horizons NASDAQ 100 Covered Call ETF and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Horizons NASDAQ 100 Covered Call ETF to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Horizons NASDAQ 100 Covered Call ETF to risk of loss if the value of the security declines below the exercise price minus the put premium.

Transactions in derivative instruments reflected on the Statements of Assets and Liabilities at April 30, 2017, are:

Horizons NASDAQ 100 Covered Call ETF

Equity Risk
Liabilities
Options written, at value	$(2,002,295)
Total Liabilities	$(2,002,295)

Transactions in derivative instruments reflected on the Statements of Operations during the period were as follows:

Horizons NASDAQ 100 Covered Call ETF

Equity Risk
Net Realized Gain (Loss)
Options written	$(2,641,877)
Net realized gain (loss)	$(2,641,877)

Horizons NASDAQ 100 Covered Call ETF

Equity Risk
Net Change in Unrealized Appreciation (Depreciation)
Options written	$(1,214,299)
Net change in unrealized appreciation (depreciation)	$(1,214,299)

For the period ended April 30, 2017, the monthly average fair value of the written options contracts held by the Horizons NASDAQ 100 Covered Call ETF was $827,894.

8. PRINCIPAL RISKS

Each Fund is subject to the principal risks described below, some or all of these risks may adversely affect each Fund’s NAV, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments.

Foreign Security Risk

Certain of the Funds invest directly or indirectly in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

Risks Related to Investing in Germany (Horizons DAX Germany ETF)

Germany is a significant exporter to its major trading partners, which are other Western European developed nations and the United States. Therefore, Germany’s economy is dependent on the economies of these other countries. As such, reductions by these countries in spending on German exports could adversely impact the German economy. Many of these Western European developed nations, including Germany, are member states of the European Union (“EU”) and Economic and Monetary Union of the EU (“EMU”). As a result, these member states are dependent upon one another economically and politically.

During the most recent financial crisis, the German economy, along with certain other EU economies, experienced a significant economic slowdown. Recently, new concerns emerged in relation to the economic health of the EU. These concerns have led to tremendous downward pressure on certain financial institutions, including German financial services companies. During the recent European debt crisis, Germany played a key role in stabilizing the euro. However, such efforts may prove unsuccessful, and any ongoing crisis may continue to significantly affect the economies of every country in Europe, including Germany.

Structural Risk

Germany is subject to risks of social unrest and heavy governmental control, either of which may adversely affect investments in Germany.

Heavy Governmental Control and Regulation

Heavy regulation of labor and product markets is pervasive in Germany. These regulations may at times stifle German economic growth or cause prolonged periods of recession.

Equity Risk

The Funds invest in equity securities. Equity risk is the risk that the value of the securities that the Funds hold will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest.

Index Tracking Risk

While the Funds seek to achieve a high degree of correlation with the Index, each Fund’s return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, a Fund incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the Index. Because these and other costs are not factored into the return of the Index, the Funds’ returns may deviate significantly from the return of the Indexes.

The Horizons NASDAQ 100 Covered Call ETF may be unable to write options at the times or at the prices that the Index expects such options to be written. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Counterparty Risk

The Horizons NASDAQ 100 Covered Call ETF is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Political and Social Risk

Certain sectors and regions of Germany have experienced high unemployment and labor and social unrest. These issues may cause downturns in the German markets or the German industries or sectors in which the Horizons DAX Germany ETF invests.

Currency Risk

Because the Funds’ NAVs are determined in U.S. dollars, each Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Funds may also go up or down quickly and unpredictably and investors may lose money.

Notes to Financial Statements (concluded)
April 30, 2017 (Unaudited)

Non-U.S. Securities Risk

Investments in the securities of non-U.S. issuers are subject to the risks of investing in the markets where such issuers are located, including heightened risks of inflation or nationalization and market fluctuations caused by economic and political developments.

Passive Management Risk

Because the Funds are not “actively” managed, unless a security is removed from an Index, the Funds generally would not sell the security. Therefore, the Funds may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers.

Non-Diversified Risk

The Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Funds’ performance.

Because the Funds are non-diversified under the 1940 Act and may invest in a smaller number of issuers or a larger proportion of its assets may be invested in a single issuer, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Funds more volatile than more diversified funds.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

10. DUE FROM ADVISOR

During the fiscal period ended April 30, 2017, the Horizons NASDAQ 100 Covered Call ETF and the Horizons DAX Germany ETF terminated their administrator and hired US Bancorp Fund Services (“US Bank”) to be their new administrator. During the conversion to US Bank, the prior administrator seized cash from the Fund’s custody account as a result of a fee dispute. The Funds are taking appropriate steps to recover these amounts from the prior administrator. As explained in Note 3, under the terms of the Advisory agreement between the Advisor and the Funds, the Advisor pays substantially all of the operating expenses of the Fund. As these amounts relate to disputed Fund expenses, the Advisor has agreed to reimburse each Fund for those amounts should the Funds be unsuccessful in their attempt to recover them from the prior administrator.

Supplemental Information
April 30, 2017 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (844) 723-8637. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted daily on the Fund’s website at www.horizonsetfs.com.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (844) 723-8637, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.horizonsetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30 is available by calling toll-free at (844) 723-8637 or by accessing the SEC’s website at www.sec.gov.

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

SPECIAL MEETINGS OF SHAREHOLDERS

At a special meeting of the shareholders on January 27, 2017, shares were voted as follows on the reorganization of the Funds from Recon Capital Series Trust into Horizons ETFs Trust I and to elect John L. Jacobs to the Trust’s Board of Trustees:

Fund	Outstanding Shares as of Record Date	Shares Present in Person or by Proxy	Percentage of Shares Present for Quorum	Percentage of Voted Shares that Approve Proposal 1
BullMark LatAm Select Leaders ETF	100,000	97,792	97.79%	95.38%
Recon Capital DAX Germany ETF	550,000	312,021	56.73%	68.87%
Recon Capital NASDAQ 100 Covered Call ETF	2,500,000	1,883,664	75.35%	68.69%
Recon Capital USA Managed Risk ETF	100,000	100,000	100.00%	99.95%

Proposal 1

The primary purpose of this proposal is to enable Recon Capital Advisors, LLC (“Recon Capital”) to continue to serve as the investment adviser to the Funds. Recon is currently owned by Recon Capital Partners, LLC. Recon Capital Partners, LLC intends to sell that entire interest in a transaction (the “Transaction”). Upon the closing of the Transaction, Horizons ETFs Management (USA) LLC will have a 100% ownership interest in Recon Capital, and Recon Capital’s name will become “Horizons ETFs Management (USA) LLC.” Horizons ETFs Management (USA) LLC is an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd.

Fund	Outstanding Shares as of Record Date	Shares Present in Person or by Proxy	Percentage of Shares Present for Quorum	Percentage of Voted Shares that Approve Proposal 2
Recon Capital Series Trust	3,250,000	2,393,477	73.65%	97.06%

Supplemental Information (concluded)
April 30, 2017 (Unaudited)

Proposal 2

To vote for the election of John L. Jacobs to the Trust’s Board of Trustees. (Shareholders of all of the Funds voting together must approve this proposal with respect to the Trust.) The nominee currently serves as a Trustee of the Trust.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

The table that follows presents information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each Fund.

The information shown for the Funds are for the period ended April 30, 2017.

Each line in the table shows the number of trading days in which each Fund traded within the premium/discount range indicated. The number of trading days in the premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV		Market Price Below NAV
Funds	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Horizons NASDAQ 100 Covered Call ETF	0 – 49.9	382	44.89%	183	21.50%
December 11, 2013 – April 30, 2017	50 – 99.9	63	7.40%	50	5.88%
	100 – 199.9	48	5.64%	51	5.99%
	>200	33	3.88%	41	4.82%
	Total	526	61.81%	325	38.19%

Horizons DAX Germany ETF	0 – 49.9	123	19.40%	203	32.02%
October 22, 2014 – April 30, 2017	50 – 99.9	40	6.31%	47	7.41%
	100 – 199.9	38	5.99%	41	6.47%
	>200	69	10.88%	73	11.51%
	Total	270	42.59%	364	57.41%

BullMark LatAm Select Leaders ETF	0 – 49.9	31	11.52%	90	33.46%
May 18, 2016 – April 30, 2017	50 – 99.9	31	11.52%	14	5.20%
	100 – 199.9	29	10.78%	11	4.09%
	>200	43	15.99%	20	7.43%
	Total	134	49.81%	135	50.19%

Horizons USA Managed Risk ETF	0 – 49.9	43	27.92%	39	25.32%
September 19, 2016 – April 30, 2017	50 – 99.9	6	3.90%	24	15.58%
	100 – 199.9	8	5.19%	14	9.09%
	>200	2	1.30%	18	11.69%
	Total	59	38.31%	95	61.69%

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable since no such divestments during the period covered.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HORIZONS ETF TRUST I

By (Signature and Title)	/s/ Garrett K. Paolella
Garrett K. Paolella,
President/Chief Executive Officer
(Principal Executive Officer)

Date	June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett K. Paolella
Garrett K. Paolella,
President and Chief Executive Officer
(Principal Executive Officer)

Date	June 23, 2017

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke,
Treasurer (Principal Financial Officer)

Date	June 23, 2017